Employee benefits	12 Months Ended
Dec. 31, 2019
Employee benefits
Employee benefits

16.  Employee benefits

The components of net period cost recognized in the consolidated statement of operations and the obligations for seniority premium for the years ended December 31, 2019, 2018 and 2017, are as follows:

	2019		2018		2017
Analysis of net period cost:
Current service cost	Ps.	8,214	Ps.	4,977	Ps.	3,657
Interest cost on benefit obligation		1,872		1,424		1,000
Net period cost	Ps.	10,086	Ps.	6,401	Ps.	4,657

Changes in the defined benefit obligation are as follows:

	2019		2018		2017
Defined benefit obligation at January 1,	Ps.	18,153	Ps.	19,289	Ps.	13,438
Net period cost charged to profit or loss:
Current service cost		8,214		4,977		3,657
Interest cost on benefit obligation		1,872		1,424		1,000
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		10,192		(5,989)		1,776
Payments made		(225)		(1,548)		(582)
Defined benefit obligation at December 31,	Ps.	38,206	Ps.	18,153	Ps.	19,289

The significant assumptions used in the computation of the seniority premium obligations are shown below:

	2019	2018	2017
Financial:
Discount rate	7.18%	9.91%	7.72%
Expected rate of salary increases	5.50%	5.65%	5.50%
Annual increase in minimum salary	4.00%	4.15%	4.00%

Biometric:
Mortality (1)	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09	EMSSA 09
Disability (2)	IMSS-97	IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Accruals for short-term employee benefits at December 31, 2019, 2018 and 2017, respectively, are as follows:

	2019		2018		2017
Employee profit-sharing (Note 15c)	Ps.	24,097	Ps.	14,984	Ps.	9,063

The key management personnel of the Company include the members of the Board of Directors (Note 7).